Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 450,955,341
Ending balance	524,645,583	$ 17,072,750	$ 450,955,341
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	9,864,160		9,050,827
Recognized in profit (loss)	(13,041)		515,001
Acquisition	1,303,056		1,837,640
Disposal	(546,783)		(1,192,633)
Return of capital	(26,672)		(69,336)
Transfer out of Level 3	(326,577)		(161,564)
Exchange effect	472,730		(115,775)
Ending balance	10,726,873		9,864,160
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,584,326		3,241,478
Recognized in profit (loss)	(150,786)		278,951
Acquisition	192,258		695,146
Disposal	(186,579)		(447,915)
Return of capital			(252)
Transfer out of Level 3	(326,577)		(161,564)
Exchange effect	86,166		(21,518)
Ending balance	3,198,808		3,584,326
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	2,580,246		3,279,003
Recognized in profit (loss)	(328,602)		(818,848)
Acquisition	485,256		829,751
Disposal	(15,782)		(660,904)
Return of capital			0
Exchange effect	144,140		(48,756)
Ending balance	2,865,258		2,580,246
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,464,652		2,314,016
Recognized in profit (loss)	519,572		1,061,793
Acquisition	625,542		201,649
Disposal	(194,572)
Return of capital	(26,672)		(69,084)
Exchange effect	237,811		(43,722)
Ending balance	4,626,333		3,464,652
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	234,936		216,330
Recognized in profit (loss)	(53,225)		(6,895)
Acquisition			111,094
Disposal	(149,850)		(83,814)
Return of capital			0
Exchange effect	4,613		(1,779)
Ending balance	36,474		234,936
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	2,503,462		1,467,772
Recognized in other comprehensive income (loss)	1,106,805		1,035,690
Return of capital			0
Ending balance	3,610,267		2,503,462
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	2,351,603		1,297,627
Recognized in other comprehensive income (loss)	1,076,117		1,053,976
Return of capital			0
Ending balance	3,427,720		2,351,603
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	151,859		170,145
Recognized in other comprehensive income (loss)	30,688		(18,286)
Return of capital			0
Ending balance	$ 182,547		$ 151,859